Property and Equipment - Property and Equipment (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Machinery and equipment	$ 8,387	$ 8,387
Machinery and equipment, useful life	7 Years
Computer equipment	5,840	5,840
Computer equipment, useful life	5 Years
Computer software	12,820	12,820
Computer software, useful life	5 years
Office furniture and equipment	850	850
Office furniture and equipment, useful life	5 Years
Subtotal	27,897	27,897
Less: accumulated depreciation	(22,462)	(18,238)
Total property and equipment, net	$ 5,435	$ 9,659